D1 Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions [Abstract]
Summary of Provisions
Provisions
		Customer	Suppliers
	Restructuring	related	related	Warranty	Other	Total
2020
Opening balance	1,095	3,738	1,309	941	3,840	10,923
Additions	1,144	1,108	535	248	2,212	5,247
Reversal of excess amounts	(149)	(83)	(438)	(99)	(392)	(1,161)
Negative effect on Income statement						4,086
Utilization/Cash out	(815)	(766)	(595)	(105)	(1,694)	(3,975)
Reclassiﬁcations	9	(4)	(14)	3	(21)	(27)
Translation differences	(84)	(143)	(6)	(1)	(307)	(541)
Closing balance	1,200	3,850	791	987	3,638	10,466

2019
Opening balance	3,309	8,916	1,559	363	1,861	16,008
Additions	436	1,323	1,641	906	2,866	7,172
Reversal of excess amounts	(290)	(86)	(739)	(43)	(25)	(1,183)
Negative effect on Income statement						5,989
Utilization/Cash out	(1,788)	(3,247)	(1,052)	(288)	(1,201)	(7,576)
Reclassiﬁcations	(659)	(3,217)	(101)	—	358	(3,619)
Translation differences	87	49	1	3	(19)	121
Closing balance	1,095	3,738	1,309	941	3,840	10,923